Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Eagle Variable Funds
Entity Central Index Key	0001000249
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000031720
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Variable Fund
Trading Symbol	FEOVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143 or your insurance company.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle Overseas Variable Fund	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 229,665,764
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 1,179,070
InvestmentCompanyPortfolioTurnover	21.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$229,665,764 Number of Portfolio Holdings129 Portfolio Turnover Rate21.99% Net Investment Advisory Fees (net of waivers and reimbursements)$1,179,070
Holdings [Text Block]
Value	Value
Common Stocks	85.2%
Commodities	12.8%
Short-Term Investments	2.0%Footnote Reference1
Value	Value
Short-Term Investments	2.0%
OthersFootnote Reference3	1.3%
Real Estate	2.6%
Health Care	4.0%
Information Technology	5.1%
Energy	5.3%
Materials	7.7%
Consumer Discretionary	9.3%
Commodities	12.8%
Financials	13.9%
Industrials	14.4%
Consumer Staples	21.6%
Japan	16.6%
United StatesFootnote Reference5	15.8%
United Kingdom	14.1%
Canada	8.0%
France	5.8%
South Korea	5.4%
Switzerland	5.1%
Hong Kong	3.4%
China	3.2%
Sweden	3.0%
OthersFootnote Reference6	17.6%
Short-Term Investments	2.0%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)	12.8%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.3%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Danone SA (Food Products, France)	2.1%
Unilever plc (Personal Care Products, United Kingdom)	2.1%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	2.0%
Prosus NV (Broadline Retail, China)	2.0%
Willis Towers Watson plc (Insurance, United States)	1.9%
Reckitt Benckiser Group plc (Household Products, United Kingdom)	1.9%
Total	32.5%

Material Fund Change [Text Block]